Investment Strategy	Apr. 28, 2026
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Real Estate Fund invests primarily in real estate investment trusts (“REITs”) with successful track records. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests.

A REIT is a company that derives at least 75% of its gross income from (a) rents from real property, (b) interests in real property or interest on obligations secured by mortgages, (c) the sale or other disposition of real property, (d) dividends, distributions or other gains from investments in other REITs, (e) abatements or tax refunds on real property, (f) income and gain derived from certain foreclosure property, (g) amounts received or accrued for entering into agreements to make loans secured by mortgages on real property or to purchase or lease property, and (h) certain other qualified temporary investment income. A REIT must also receive 95% of its gross income from (a) dividends, (b) interest, (c) rents from real property, (d) gain from the sale or other disposition of stock, securities, and real property, (e) abatements and refunds on taxes on real property, (f) income and gain from certain foreclosure property, (g) amounts received or accrued for entering into agreements to make loans secured by mortgages on real property or to purchase or lease property, and (h) mineral royalty income. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Mortgage REITs invest the majority of their assets in companies that own real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Fund will indirectly bear its proportionate share of expenses incurred by REITs in which it invests, in addition to the expenses incurred directly by the Real Estate Fund.

The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies. The Real Estate Fund looks for stock where the price is low relative to the underlying value of the company and its real estate. The Real Estate Fund evaluates price/earnings ratios to attempt to identify those REITs which have strong underlying value; selects REITs paying high dividends in comparison to other REITs; evaluates earnings and dividend growth potential and continuously monitors interest rates, occupancies, rental income and new construction.

The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations, master limited partnerships (“MLPs”) and short-term investments.

Strategy Portfolio Concentration [Text]	The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies.
SPIRIT OF AMERICA LARGE CAP VALUE FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Value Fund focuses on the large cap value segment of the U.S. equity market. The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market. The Value Fund considers a company to be a large cap company if it has a market capitalization of $5 billion or greater at the time of purchase. Using the “value” approach, Spirit of America Management Corp. (the “Adviser”) buys for the Value Fund those securities considered to be conservatively valued relative to the securities of comparable companies. To earn current income, the Value Fund will invest in the equity securities of companies that have a proven history of paying consistent dividends. The Value Fund may also invest in master limited partnerships (“MLPs”).

The Value Fund emphasizes stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. Among the valuation factors used to evaluate these stocks are companies with lower debt ratios than their peer group and companies that are undervalued vs. the company’s intrinsic worth and future income potential. These stocks generally have growth prospects that are viewed as sub-par by the market. Reflecting these market expectations, the prices of value stocks typically are below-average relative to such factors as revenue, earnings, book value and dividends.

Spirit of America Municipal Tax Free Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Municipal Tax Free Bond Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax (“AMT”). Typically, municipal bonds are issued by or on behalf of states and local governments and their agencies, authorities and/or other instrumentalities. The portfolio manager seeks out municipal bonds with the potential to offer high current income, generally focusing on municipal bonds that can provide consistently attractive current yields. Although the Municipal Tax Free Bond Fund tends to maintain a long-weighted average maturity, there are no maturity restrictions on the Municipal Tax Free Bond Fund or on individual securities.

The Municipal Tax Free Bond Fund intends to invest a substantial portion of its assets in high yield municipal bonds and “private activity” bonds that, at the time of purchase, are rated below investment grade by Standard and Poor’s, Moody’s or Fitch, or if unrated, determined by the Fund to be of comparable quality (i.e., “junk bonds”). The Municipal Tax Free Bond Fund may also invest, without limitation, in higher rated municipal bonds. The Municipal Tax Free Bond Fund may invest a portion of its total assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. For Municipal Tax Free Bond Fund investors subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations and, as such, a portion of the Municipal Tax Free Bond Fund’s distribution may be subject to federal income tax.

The Municipal Tax Free Bond Fund may also invest a portion of its total assets in municipal bonds that finance projects such as those relating to utilities, transportation, health care, housing and education, and a portion of its total assets in industrial development bonds.

The Municipal Tax Free Bond Fund may invest in other debt obligations, including two types of municipal bonds known as tobacco settlement revenue bonds and tobacco bonds subject to a state’s appropriation pledge (“Tobacco Bonds”).

The Municipal Tax Free Bond Fund may invest in municipal lease agreements and certificates of participation. Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities. Certificates of participation represent a proportionate interest in payments made under municipal lease obligations.

The Municipal Tax Free Bond Fund may invest in other types of fixed income instruments including securities issues by entities, such as trusts, whose underlying assets are municipal bonds. The Municipal Tax Free Bond Fund may also invest in private placements. At times, the Municipal Tax Free Bond Fund’s holdings may be focused on a particular state or geographic region.

Spirit of America Income Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Income Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (i.e., “junk bonds”), and collateralized mortgage obligations (“CMOs”). A CMO is a mortgage-backed bond that separates mortgage pools into different maturity classes. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. The Income Fund may also invest in U.S. government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”). Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These also include securities issued by eligible private depository institutions and guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). High yield bonds are rated below investment grade (BB and lower). The Portfolio Manager seeks out high yield bonds with the potential to offer high current income, generally focusing on high yield bonds that can provide consistently attractive current yields. High yield bonds offer high income in an effort to compensate investors for the higher risk of default (failure to make required interest or principal payments). The Income Fund may also invest in higher rated (above BB) bonds. Although the Income Fund expects to maintain a long-weighted average maturity, there are no maturity restrictions on the Income Fund or on individual securities. Typically, the investments in the Income Fund will be subject to federal income taxation.

The Income Fund may also invest in master limited partnerships (“MLPs”), equity securities of dividend paying companies and private placements.

Spirit of America Utilities Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Utilities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings in a combination of securities and other assets of utility and utility related companies. These are companies that are principally engaged in utilities operations such as providing electricity, natural gas, water, internet services, email (electronic mail), data communications, mobile and cellular infrastructure to the public. The Utilities Fund considers a company to be in or related to the utilities industry if, at the time of the investment, the Fund determines that at least 50% of the company’s assets or revenues are derived from one or more utilities or utility related functions. As part of its investment process, the Adviser seeks investment opportunities in the utility industry that may provide steady sources of current income and capital appreciation without incurring unnecessary risks. The Utilities Fund’s assets will be invested primarily in a diverse range of dividend paying common stocks within the utilities industry with sound and stable corporate structures. The Utilities Fund seeks to find utility companies that derive their revenue from utility operations with strong underlying value. The Utilities Fund seeks to select utility companies that have a proven dividend history with reliable cash flows.

In addition, the Utilities Fund may invest up to 20% of its net assets plus any borrowings in non-utility related investments, including (i) equity securities, including common stock, preferred stock and convertible preferred stock of non-utility related companies of any capitalization, whether domestic or foreign, with potential for accelerating growth, above-average growth or growth potential, increasing or consistent profitability and/or a proven history of paying consistent dividends; (ii) Master Limited Partnerships (“MLPs”), which are publicly traded partnerships typically engaged in the transport, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources, often referred to as the energy infrastructure; and (iii) fixed income securities of any grade, as well as non-rated fixed income securities, both short-term and long-term, including taxable municipal bonds, income producing convertible securities and corporate bonds.